13.Intangible assets	12 Months Ended
Dec. 31, 2017
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13.Intangible assets
13.	Intangible assets

13.1.	By class of assets

		Software
	Rights and Concessions	Acquired	Developed in-house	Goodwill	Total
Balance at January 1, 2016	2,438	80	290	284	3,092

Addition	11	15	59	—	85
Capitalized borrowing costs	—	—	5	—	5
Write-offs	(160)	—	(1)	—	(161)
Transfers	(15)	(4)	(1)	(99)	(119)
Amortization	(22)	(35)	(98)	—	(155)
Impairment recognition	(3)	—	—	—	(3)
Cumulative translation adjustment	429	12	52	35	528

Balance at December 31, 2016	2,678	68	306	220	3,272

Cost	2,875	487	1,209	220	4,791
Accumulated amortization	(197)	(419)	(903)	—	(1,519)

Balance at December 31, 2016	2,678	68	306	220	3,272

Addition	935	16	61	—	1,012
Capitalized borrowing costs	—	—	4	—	4
Write-offs	(81)	—	(2)	—	(83)
Transfers	(1,656)	2	—	—	(1,654)
Amortization	(20)	(29)	(101)	—	(150)
Impairment recognition	(33)	—	—	—	(33)
Cumulative translation adjustment	(22)	—	(4)	(2)	(28)

Balance at December 31, 2017	1,801	57	264	218	2,340

Cost	2,006	496	1,225	218	3,945
Accumulated amortization	(205)	(439)	(961)	—	(1,605)

Balance at December 31, 2017	1,801	57	264	218	2,340

Estimated useful life in years	( *)	5	5	Indefinite

(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

During 2017, the Company participated on bids conducted by the ANP with the following accomplishments:

•	On September 27, 2017, the Company acquired seven blocks in the fourteenth round of bids under the concession regime, six of which are offshore and one of which is onshore. The Company will be the operator in all blocks. In the offshore blocks, Petrobras will hold a 50% interest in partnership with ExxonMobil. In the onshore blocks, the Company will hold the entire interest. The total amount of signature bonus payed by the Company was US$ 567. The contracts were signed on January 29, 2018.

•	On October 27, 2017, the Company acquired three offshore blocks in the second and third rounds of bids under the production sharing regime, in partnership with Shell, British Petroleum (BP), Repsol and CNODC Brasil Petróleo e Gás. The total amount of signature bonus payed by the Company was US$ 351. The contracts were signed on January 31, 2018.

Following the determination of economic feasibility of the Northwest area of Libra block, which resulted in declarations of commerciality such as the one relating to Mero field (see note 13.3), a portion of signature bonus thereof, in the amount of US$ 1,614, was transferred from intangible assets to property, plant and equipment.

At December 31, 2017, no impairment was identified on goodwill.

13.2. Exploration rights returned to the Brazilian Agency of Petroleum, Natural Gas and Biofuels—Agência Nacional de Petróleo, Gás Natural e Biocombustíveis (ANP)

Exploration areas returned to the ANP in 2017, totaling US$ 3 (US$ 8 in 2016) are set out below:

Area	Exploratory phase
	Exclusive	Partnership
Sergipe-Alagoas Basin	1
Jequitinhonha Basin		1

13.3.	Exploration rights - production sharing contract

Following the first pre-salt public auction held in October, 2013, the Libra consortium, composed of Petrobras (40% interest), Shell (20% interest), Total (20% interest), CNPC (10% interest), CNOOC (10% interest) and the Pré-Sal Petróleo S.A. (PPSA) as the manager of the agreement, entered into a production sharing contract with the Federal Government on December 2, 2013.

The Libra P1 contract granted rights and obligations to explore and operate oil and gas production in a strategic pre-salt area known as the Libra block, comprising an area of around 1,550 km2, located in ultra-deep waters in the Santos Basin. This was the first oil and gas production sharing contract signed in Brazil. The contract is for 35 years and cannot be renewed.

The signature bonus (acquisition cost) of US$ 6,589 was paid by the consortium. The Company paid US$ 2,636 relating to its 40% share of the acquisition cost paid by the consortium, initially recognized in its intangible assets as Rights and Concessions.

Within the initial stage of the exploration phase (4 years), the minimum work program was concluded in 2017, when the extended well test (EWT) was performed. In addition to EWT, the minimum work program also includes a 3D seismic acquisition for the whole block, and the drilling of two exploratory wells.

The EWT was performed by the FPSO Libra Pioneer, which continues to produce on the same well after the declaration of commerciality, through an early production system. In January 2018, the Company performed the first loading of oil from Libra. In the second half of 2018, this FPSO is expected to move to another location and to produce on another well.

On November 30, 2017, ANP was informed about the declaration of commerciality of the Northwest area of Libra, confirming the potential of the area and its economic viability. In total, twelve wells were drilled in Libra block, of which nine in the Northwest area. Following the declaration of commerciality, the Northwest area of Libra is now named Mero field (Campo de Mero). The results confirmed oil reservoirs at thickness of up to 410 meters with high porosity and permeability. The production tests confirmed the high productivity and oil quality of these reservoirs. Following this declaration of commerciality, US$ 1,614 was transferred to property, plant and equipment with respect to a portion signature bonus relating to the Northwest area of Libra.

In December 2017, the Company charted the FPSO of Mero 1 for the Northwest area, with expected start-up in 2021 and capacity of producing 180 thousands of barrels per day and processing 12 million cubic meters of gas.

The consortium was granted by the Ministry of Mines and Energy with an extension of the exploration phase by 27 months to the Central and Southeast areas of the block, where new assessments will be performed to evaluate the economic viability of these areas.

13.4.	Service concession agreement - Distribution of piped natural gas

As of December 31, 2017, intangible assets include service concession agreements related to piped natural gas distribution in Brazil, in the amount of US$ 171 (US$ 177 in 2016), maturing between 2029 and 2043, which may be renewed. According to the distribution agreements, service is provided to customers in the industrial, residential, commercial, automotive, air conditioning and transport sectors, among others.

The consideration receivable is a factor of a combination of operating costs and expenses, and return on capital invested. The rates charged for gas distribution are subject to periodic reviews by the state regulatory agency.

The agreements establish an indemnity clause for investments in assets which are subject to return at the end of the service agreement, to be determined based on evaluations and appraisals.

On February 2, 2016, the state of Espírito Santo enacted the Law No. 10,493/2016 under which the service concession agreements related to piped natural gas distribution are considered ineffective pursuant Brazilian Federal Law 8,987/1995. The law states that a bidding process is required for this concession, or the establishment of a state-run company to provide this service, which would receive compensation pursuant to this law, which was appealed by the Company.

Accordingly, the Company entered into an agreement with the State of Espírito Santo, through a Memorandum of Understanding signed on August 12, 2016, aiming to evaluate the establishment of a state-run company of that state, to provide the public service of distributing piped natural gas. The evaluation is ongoing.

This concession is accounted for as intangible assets totaling US$ 82 as of December 31, 2017 (US$ 84 as of December 31, 2016) and the Company has not recognized any provision on this matter based on the indemnity established by law.